Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company’s Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) as set forth by the Financial Accounting Standards Board (“FASB”) and its Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) as well as the rules and interpretive releases of the SEC under the authority of federal securities laws.
The Consolidated Financial Statements include the accounts of the Company, its wholly-owned subsidiaries, and entities in which it holds a controlling financial interest through being the primary beneficiary or through holding a majority of the voting interest. All intercompany accounts and transactions have been eliminated in consolidation.
Certain previously reported amounts have been reclassified to conform to the current year’s presentation which includes:
•certain loan servicing-related costs have been reclassified from professional services to loan expense; and
•operational losses have been reclassified to other non-interest expense.
As a result of the decision to sell substantially all of the assets and transfer certain liabilities of Eastern Insurance Group, the Company reclassified certain amounts previously reported including:
•certain assets and liabilities previously reported in the insurance agency business were reclassified to assets and liabilities of discontinued operations, respectively, on the Consolidated Balance Sheets;
•certain components of noninterest income and noninterest expense, including the associated income tax effects, previously reported in the insurance agency business were reclassified to net income from discontinued operations on the Consolidated Statements of Income; and
•certain operating, investing, and financing cash flows previously reported on their applicable lines within the Consolidated Statements of Cash Flows were reclassified to cash flows used in/provided by operating activities of, investment activities of and financing activities of discontinued operations, respectively.
Use of Estimates
Use of Estimates
In preparing the Consolidated Financial Statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and income and expenses for the periods reported. Actual results could differ from those estimates based on changing conditions, including economic conditions and future events. Material estimates that are particularly susceptible to change relate to the determination of the allowance for loan losses, valuation and fair value measurements, allowance for credit losses on investment securities, the liabilities for benefit obligations (particularly pensions), the provision for income taxes and impairment of goodwill and other intangibles.

Cash and Cash Equivalents	Cash and Cash EquivalentsCash and cash equivalents include cash on hand and amounts due from banks, federal funds sold, and other short-term investments including restricted cash pledged, all of which have an original maturity of 90 days or less.
Securities
Securities
Debt securities are classified at the time of purchase as either “trading,” “available for sale” (“AFS”) or “held to maturity” (“HTM”). Equity securities are measured at fair value with changes in the fair value recognized through net income. Debt securities that are bought and held principally for the purpose of resale in the near term are classified as trading securities and recorded at fair value, with subsequent changes in fair value included in net income. Debt securities that the Company has the positive intent and the ability to hold to maturity are classified as HTM securities and recorded at amortized cost.
Debt securities not classified as either trading or HTM are classified as AFS and recorded at fair value, with changes in fair value excluded from net income and reported in other comprehensive income, net of related tax. Amortization of premiums and accretion of discounts are computed using the effective interest rate method.
ASU 2016-13 made targeted changes to ASC 320 to eliminate the concept of “other than temporary” from the impairment loss estimation model for AFS securities. A summary of the changes made by the Company to the existing impairment model (previously referred to as the “OTTI” model) as a result of adoption of ASU 2016-13 is as follows:
•The use of an allowance approach, rather than a permanent write-down of a security’s cost basis upon determination of an impairment loss.
•The amount of the allowance is limited to the amount at which the security’s fair value is less than its amortized cost basis.
•The Company may not consider the length of time a security’s fair value has been less than amortized cost.
•The Company may not consider recoveries in fair value after the balance sheet date when assessing whether a credit loss exists.
The Company’s AFS securities are carried at fair value. For AFS securities in an unrealized loss position, management will first evaluate whether there is intent to sell a security, or if it is more likely than not that the Company will be required to sell a security prior to anticipated recovery of its amortized cost basis. If either of these criteria are met, the Company will record a write-down of the security’s amortized cost basis to fair value through income. For those AFS securities which do not meet the intent or requirement to sell criteria, management will evaluate whether the decline in fair value is a result of credit related matters or other factors. In performing this assessment, management considers the creditworthiness of the issuer including whether the security is guaranteed by the U.S. federal government or other government agency, the extent to which fair value is less than amortized cost, and changes in credit rating during the period, among other factors. If this assessment indicates the existence of credit losses, an allowance for credit losses will be established, as determined by a discounted cash flow analysis. To the extent the estimated cash flows do not support the amortized cost, the deficiency is considered to be due to credit loss and is recognized in earnings.
Changes in the allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense. Losses are charged against the allowance when the security is determined to be uncollectible, or when either of the aforementioned criteria surrounding intent or requirement to sell have been met. On January 1, 2022, the date on which the Company adopted ASU 2016-13, no allowance for credit losses was recorded for AFS securities.
Gains and losses on sales of securities are recognized at the time of sale on the specific-identification basis.
Prior to the adoption of ASU 2016-13, management evaluated impaired securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market concerns warranted such evaluation. Consideration was given to the length of time and the extent to which the fair value was less than cost, current market conditions, the financial condition and near-term prospects of the issuer, performance of collateral underlying the securities, the ratings of the individual securities, the interest rate environment, the Company’s intent to sell the security or whether it was more likely than not that the Company would be required to sell the debt security before its anticipated recovery, as well as other qualitative factors.
If a decline in fair value below the amortized cost basis of an investment was judged to be other than temporary, the investment was written down to fair value. The portion of the impairment related to credit losses was included in net income, and the portion of the impairment related to other factors was included in other comprehensive income.
Allowance for Credit Losses
Allowance for Credit Losses - Held to Maturity Securities
The Company measures expected credit losses on HTM securities on a collective basis by major security type which, as of December 31, 2022, included government-sponsored residential and commercial mortgage-backed securities. Securities in the Company’s HTM portfolio are guaranteed by either the U.S. federal government or other government sponsored agencies with a long history of no credit losses. As a result, management has determined that these securities have a zero loss expectation and therefore does not record an allowance for credit losses on these securities. The Company held no securities classified as HTM at December 31, 2021. Refer to Note 4, “Securities” for additional information regarding the measurement of credit losses on HTM securities.
Loans Individually Assessed for Impairment
ASU 2016-13 indicates that a loan should be measured for impairment individually if that loan shares no similar risk characteristics with other loans. For the Company, loans which have been identified as those to be individually assessed for impairment under CECL include loans that do not share similar risk characteristics with other loans in the corresponding reserve segment. Characteristics of loans meeting this definition may include, but are not limited to:
•Loans previously restructured and determined to be TDR loans;
•Loans on non-accrual status; and
•Loans with a risk rating of 12 under the Company’s risk rating scale, substandard (well-defined weakness) or worse.
Collateral-Dependent Loans
Management considers a loan to be collateral-dependent when foreclosure of the underlying collateral is probable. In addition, in accordance with ASU 2016-13, the Company elected to apply the collateral-dependent practical expedient whereby the Company measures expected credit losses using the fair value of the collateral, less any estimated costs to sell, when foreclosure is not probable but repayment of the loan is expected to be provided substantially through the operation or sale of the collateral, and the borrower is experiencing financial difficulty.
Troubled Debt Restructured Loans
In cases where a borrower experiences financial difficulties and the Company makes certain concessionary modifications to contractual terms, the loan is classified as a TDR. Modifications may include adjustments to interest rates, extensions of maturity, consumer loans where the borrower’s obligations have been effectively discharged through Chapter 7 bankruptcy and the borrower has not reaffirmed the debt to the Company, and other actions intended to minimize economic loss and avoid foreclosure or repossession of collateral. Prior to the Company’s adoption of ASU 2016-13, all TDR loans were subject to a specific review for impairment loss each period beginning in the period in which the modification was executed. Subsequent to the adoption of ASU 2016-13, management identifies loans as TDR loans when it has a reasonable expectation that it will execute a TDR modification with a borrower. In addition, subsequent to adoption of ASU 2016-13, management estimates expected credit losses on a collective basis if a group of TDR loans share similar risk characteristics. If a TDR loan’s risk characteristics are not similar to those of any of the Company’s other TDR loans, expected credit losses on the TDR loan are measured individually. The impairment analysis discounts the present value of the anticipated cash flows by the loan’s contractual rate of interest in effect prior to the loan’s modification or the fair value of collateral if the loan is collateral dependent. The amount of credit loss, if any, is recorded as a specific loss allocation to each individual loan or as a loss allocation to the pool of loans, for those loans for which credit loss is measured on a collective basis, in the allowance for credit losses. Any commercial (commercial and industrial, commercial real estate, commercial construction, and business banking loans) or residential loan that has been classified as a TDR and which subsequently defaults is reviewed to determine if the loan should be deemed collateral-dependent. In such an instance, any shortfall between the value of the collateral and the book value of the loan is determined by measuring the recorded investment in the loan against the fair value of the collateral less costs to sell.
The Company’s policy is to retain any restructured loan, which is on non-accrual status prior to being modified, on non-accrual status for approximately six months subsequent to being modified before the Company considers its return to accrual status. If the restructured loan is on accrual status prior to being modified, the Company reviews it to determine if the modified loan should remain on accrual status.
Purchased Credit-Deteriorated Loans
The Company applied the prospective transition approach with respect to PCD assets upon adoption of ASU 2016-13. Under this approach, loans previously determined to be PCI loans are considered to be PCD loans as of January 1, 2022. PCD loans are acquired individual loans (or acquired groups of loans with similar risk characteristics) that, as of the date of acquisition, have experienced a more-than-insignificant deterioration in credit quality since origination, as determined by the Company’s assessment. A PCD loan is recorded at its purchase price plus the allowance for loan losses expected at the time of acquisition, or “gross up” of the amortized cost basis, if any. Changes in the current estimate of the allowance for loan losses subsequent to acquisition from the estimated allowance previously recorded are recognized in the income statement as provision for credit losses or reversal of provision for credit losses in subsequent periods as they arise. A purchased loan that does not qualify as a PCD asset is accounted for similar to the Company’s method of accounting for originated assets, whereby an allowance for loan losses is recognized with a corresponding increase to the income statement provision for loan losses. Evidence that purchased loans, measured at amortized cost, have more-than-insignificant deterioration in credit quality since origination and, therefore meet the PCD definition, may include past-due status, non-accrual status, risk rating and other standard indicators (i.e., TDRs, charge-offs, bankruptcy).
Allowance for Credit Losses
Through December 31, 2021, the allowance for loan losses represented management’s best estimate of incurred probable losses in the Company’s loan portfolios based upon management’s assessment of various factors, including the risk characteristics of its loan portfolio, current economic conditions, and trends in loan delinquencies and charge-offs. The Company’s methodology for determining the qualitative component through December 31, 2021 included an assessment of factors affecting the determination of incurred losses in the loan portfolio. Such factors included trends in economic conditions, loan growth, credit underwriting policy exceptions, regulatory and audit findings, and peer comparisons, among others. Upon adoption of ASU 2016-13, effective January 1, 2022, the Company changed its reserve methodology to estimate expected credit losses over the contractual life of loans and leases.
The allowance for credit losses, or “ACL,” is established to provide for the Company’s current estimate of expected lifetime credit losses on loans measured at amortized cost and unfunded lending commitments at the balance sheet date and is established through a provision for credit losses charged to net income. Credit losses are charged directly to the ACL. Subsequent recoveries, if any, are credited to the ACL. Commercial and residential loans are charged-off in the period in which they are deemed uncollectible. Delinquent loans in these product types are subject to ongoing review and analysis to determine if a charge-off in the current period is appropriate. For consumer finance loans, policies and procedures exist that require charge-off consideration upon a certain triggering event depending on the product type. Charge-off triggers include: 120 days delinquent for automobile, home equity, and other consumer loans with the exception of cash reserve loans for which the trigger is 150 days delinquent; death of the borrower; or Chapter 7 bankruptcy. In addition to those events, the charge-off determination includes other loan quality indicators, such as collateral position and adequacy or the presence of other repayment sources.
The ACL is evaluated on a regular basis by management. Management uses a methodology to systematically estimate the amount of expected lifetime losses in the portfolio. Expected lifetime losses are estimated on a collective basis for loans sharing similar risk characteristics and are determined using a quantitative model combined with an assessment of certain qualitative factors designed to address forecast risk and model risk inherent in the quantitative model output. For commercial and industrial, commercial real estate, commercial construction and business banking portfolios, the quantitative model uses a loan rating system which is comprised of management’s determination of a financial asset’s probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”), which are derived from both the Company’s and industry historical loss experience and other factors. For residential real estate, consumer home equity and other consumer portfolios, the Company’s quantitative model uses historical loss experience.
The quantitative model estimates expected credit losses using loan level data over the estimated life of the exposure, considering the effect of prepayments. Economic forecasts are incorporated into the estimate over a reasonable and supportable forecast period, beyond which is a reversion to the Company’s and/or industry historical loss average. Management has determined that a reasonable and supportable forecast period of eight quarters, and a straight-line reversion period of four quarters, are appropriate forecast periods for purposes of estimating expected credit losses. As described above, quantitative model results are adjusted for risk factors not considered within the model but which are relevant in estimating the expected credit losses within the loan portfolio. The qualitative risk factors impacting the expected risk of loss within the loan portfolio include the following:
•Lending policies and procedures, including underwriting standards and collection, charge-off and recovery practices;
•Nature and volume of the portfolio;
•Volume and severity of past-due, non-accrual and classified loans;
•The value of the underlying collateral for loans that are not collateral dependent;
•Concentrations of credit risk;
•Model and data limitations; and
•Other external factors, such as changes in legal, regulatory or competitive environments.
Loans that do not share similar risk characteristics with any pools of assets are subject to individual evaluation and are removed from the collectively assessed pools. For loans that are individually evaluated, the Company uses either a discounted cash flow (“DCF”) approach or, for loans deemed to be collateral dependent or when foreclosure is probable, a fair value of collateral approach.
Accrued interest receivable amounts are excluded from balances of loans held at amortized cost and are included within other assets on the consolidated balance sheet. Management has elected not to measure an allowance for credit losses on these amounts as the Company employs a timely write-off policy. Consistent with the Company's policy for non-accrual loans, accrued interest receivable is typically written off when loans reach 90 days past due and are placed on non-accrual status.
In the ordinary course of business, the Company enters into commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they become payable. The credit risk associated with these commitments is evaluated in a manner similar to the reserving method for loans receivable previously described. The reserve for unfunded lending commitments is included in other liabilities in the Consolidated Balance Sheets.
Additionally, various regulatory agencies, as an integral part of the Company’s examination process, periodically assess the appropriateness of the allowance for credit losses and may require the Company to increase its allowance for loan losses or recognize further loan charge-offs, in accordance with GAAP.
Refer to Note 5, “Loans and Allowance for Credit Losses” for additional information regarding the Company’s measurement of credit losses on loans receivable and off-balance sheet commitments to lend as of December 31, 2022. For comparative allowance for loan loss information for which ASC 450, “Contingencies” and ASC 310, “Receivables” were applied (i.e., prior to the Company’s adoption of the CECL methodology previously described), refer to Note 6, “Loans and Allowance for Loan Losses.”

Loans	LoansLoans are reported at their principal amount outstanding, net of deferred loan fees and costs and any unearned discount or unamortized premium for acquired loans. Unearned discount and unamortized premium are accreted and amortized, respectively, to interest and dividend income on a basis that results in level rates of return over the terms of the loans. For originated loans, origination fees and related direct incremental origination costs are offset, and the resulting net amount is deferred and amortized over the life of the related loans using the effective interest method, assuming a certain level of prepayments. When loans are sold or repaid, the unamortized fees and costs are recorded to interest and dividend income. Interest income on loans is accrued based upon the daily principal amount outstanding except for loans on non-accrual status. For acquired loans, interest income is also accrued based upon the daily principal amount outstanding and is adjusted further by the accretion of any discount or amortization of any premium associated with the loan.
Nonaccrual Loans	Non-accrual LoansInterest accruals are generally discontinued when management has determined that the borrower may be unable to meet contractual obligations and/or when loans are 90 days or more past due. Exceptions may be made if management believes that collateral held by the Company is clearly sufficient and in full satisfaction of both principal and interest. When a loan is placed on non-accrual, all interest previously accrued but not collected is reversed against current period income and amortization of deferred loan fees and costs is discontinued. Interest received on non-accrual loans is either applied against principal or reported as income according to management’s judgment as to the collectability of principal. Non-accrual loans may be returned to an accrual status when principal and interest payments are no longer delinquent, and the risk characteristics of the loan have improved to the extent that there no longer exists a concern as to the collectability of principal and interest. Loans are considered past due based upon the number of days delinquent according to their contractual terms. Non-accrual loans and loans that are more than 90 days past due but still accruing interest are considered NPLs.
Mortgage Banking Activities	Mortgage Banking ActivitiesMortgage loans held for sale to the secondary market are carried at the lower of cost or estimated market value on an individual loan basis. The Company enters into commitments to fund residential mortgage loans with an offsetting forward commitment to sell them in the secondary markets in order to mitigate interest rate risk. Gains or losses on sales of mortgage loans are recognized in the consolidated statements of income at the time of sale. Interest income is recognized on loans held for sale between the time the loan is funded and the loan is sold. Direct loan origination costs and fees are deferred upon origination and are recognized in the consolidated statements of income on the date of sale.
Other Real Estate Owned	Other Real Estate Owned OREO consists of properties and other assets acquired through foreclosure proceedings or acceptance of a deed in lieu of foreclosure. OREO is recorded in other assets in the Consolidated Balance Sheets, on an individual asset basis at the fair value less estimated costs to sell on the date control is obtained. Any write-downs to the cost of the related asset upon transfer to OREO to reflect the asset at fair value less estimated costs to sell is recorded through the allowance for loan losses. The Company relies primarily on third-party valuation information from certified appraisers and values are generally based upon recent appraisals of the underlying collateral, brokers’ opinions based upon recent sales of comparable properties, estimated equipment auction or liquidation values, income capitalization, or a combination of income capitalization and comparable sales.
Federal Home Loan Bank Stock	Federal Home Loan Bank StockThe Company, as a member of the Federal Home Loan Bank (“FHLB”) of Boston (“FHLBB”), is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions, the stock has no quoted market value and is carried at cost.
Premises and Equipment
Premises and Equipment
Land is carried at cost. Buildings, leasehold improvements and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the lease terms or the estimated lives of the improvements. Expected lease terms include lease options to the extent that the exercise of such options is reasonably assured. Banking premises and equipment held for sale are carried at the lower of cost or estimated fair value, less estimated costs to sell.
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Acquisitions of businesses are accounted for using the acquisition method of accounting. Accordingly, the net assets of the companies acquired are recorded at their fair values at the date of acquisition. Goodwill represents the excess of purchase price over the fair value of net assets acquired. Other intangible assets represent acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights, or because the asset is capable of being sold or exchanged either on its own, or in combination with a related contract, asset, or liability.
The Company evaluates goodwill for impairment at least annually, during the third quarter, or more often if warranted, using a quantitative impairment approach. The quantitative impairment test compares the book value to the fair value of each reporting unit. If the book value exceeds the fair value, an impairment is charged to net income. As of December 31, 2022, management identified two reporting units for purposes of testing goodwill for impairment: the banking business and the insurance agency business.
Other intangible assets, all of which are definite-lived, are stated at cost less accumulated amortization. The Company evaluates other intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be fully recovered. The Company considers factors including, but not limited to, changes in legal factors and business climate that could affect the value of the intangible asset. Any impairment losses are charged to net income. The Company amortizes other intangible assets over their respective estimated useful lives. The estimated useful lives of core deposit identifiable intangible assets fall within a range of seven to ten years. The Company reassesses the useful lives of other intangible assets at least annually, or more frequently based on specific events or changes in circumstances.
Retirement Plans, Employee Tax Deferred Incentive Plan, Defined Contribution Supplemental Executive Retirement Plan, and Deferred Compensation
Retirement Plans

The Company provides benefits to its employees and executive officers through various retirement plans, including a defined benefit plan, a defined benefit supplemental executive retirement plan, a defined contribution plan, a benefit equalization plan, and an outside directors’ retainer continuance plan.
Effective November 1, 2020, the defined benefit plan (“Defined Benefit Plan”) and the benefit equalization plan (“BEP”) were amended to convert the plans from a traditional final average earnings plan design to a cash balance plan design. Benefits earned under the final average earnings plan design were frozen at October 31, 2020. Starting November 1, 2020, future benefits are earned under the cash balance plan design.
The defined benefit plan benefits are provided through membership in the Savings Banks Employees’ Retirement Association (“SBERA”). The Defined Benefit Plan is a noncontributory, defined benefit plan. Under the final average earnings plan design, benefits became fully vested after three years of eligible service for individuals employed on or before October 31, 1989. For individuals employed subsequent to October 31, 1989 and who were already in the Defined Benefit Plan as of November 1, 2020, benefits became fully vested after five years of eligible service. Under the cash balance plan design and for employees who were not already in the Defined Benefit Plan as of November 1, 2020, benefits become fully vested after three years of eligible service. The annual contribution to the Defined Benefit Plan is based upon standards established by the Pension Protection Act. The contribution is based on an actuarial method intended to provide not only for benefits attributable to service to date, but also for those expected to be earned in the future.
The Company also has an unfunded Defined Benefit Supplemental Executive Retirement Plan (“DB SERP”) that provides certain retired officers with defined pension benefits in excess of qualified plan limits imposed by U.S. federal tax law. The DB SERP has a plan year end of December 31.
The Company’s BEP, which is an unfunded plan, provides retirement benefits to certain employees whose retirement benefits under the Defined Benefit Plan are limited per the Internal Revenue Code. The BEP has a plan year end of October 31.
The Company also has an unfunded Outside Directors’ Retainer Continuance Plan (“ODRCP”) that provides pension benefits to outside directors who retire from service. The Outside Directors’ Retainer Continuance Plan has a plan year end of December 31. Effective December 31, 2020, the Company closed the ODRCP to new participants and froze benefit accruals for active participants.
Plan assets are invested in various investment funds and held at fair value which generally represents observable market prices. Pension liability is determined based on the actuarial cost method factoring in assumptions such as salary increases, expected retirement date, mortality rate, and employee turnover. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of the projected benefit distributions at an assumed discount rate (which is the rate at which the projected benefit obligation could be effectively settled as of the measurement date). The discount rate which is utilized is determined using the spot rate approach whereby the individual spot rates on the Financial Times and Stock Exchange (“FTSE”) above-median yield curve are applied to each corresponding year’s projected cash flow used to measure the respective plan’s service cost and interest cost. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets, if applicable, based on the market value of assets and amortization of actuarial gains and losses. Net periodic benefit cost excluding service cost is included within other noninterest expense in the consolidated statements of income. Service cost for all plans except the ODRCP is included in salaries and employee benefits in the consolidated statements of income. Service cost for the ODRCP is included in professional services in the consolidated statements of income. Service costs related to the Defined Benefit Plan and BEP and which are related to employees of Eastern Insurance Group, are included in discontinued operations. The amortization of actuarial gains and losses for the DB SERP and ODRCP is determined using the 10% corridor minimum amortization approach and is taken over the average remaining future service of the plan participants for the ODRCP, and over the average remaining future life expectancy of plan participants for the DB SERP. The amortization of actuarial gains and losses for the Defined Benefit Plan and BEP is determined without using the 10% corridor minimum amortization approach and is taken over the average remaining future service of the plan participants. The overfunded or underfunded status of the plans is recorded as an asset or liability on the Consolidated Balance Sheets, with changes in that status recognized through other comprehensive income, net of related taxes. Funded status represents the difference between the projected benefit obligation of the plan and the market value of the plan’s assets.
Employee Tax Deferred Incentive Plan
The Company has an employee tax deferred incentive plan (“401(k) plan”) under which the Company makes voluntary contributions within certain limitations. All employees who meet specified age and length of service requirements are eligible to participate in the 401(k) plan. The amount contributed by the Company is included in salaries and employee benefits expense.
Defined Contribution Supplemental Executive Retirement Plan
The Company has a defined contribution supplemental executive retirement plan (“DC SERP”), which allows certain senior officers to earn benefits calculated as a percentage of their compensation. The participant benefits are adjusted based upon a deemed investment performance of measurement funds selected by the participant. These measurement funds are for tracking purposes and are used only to track the performance of a mutual fund, market index, savings instrument, or other designated investment or portfolio of investments. Effective December 31, 2021, the Company closed the DC SERP to new participants and froze benefit accruals for active participants.
Deferred Compensation
The Company sponsors three plans which allow for elective compensation deferrals by directors, former trustees, and certain senior-level employees. Each plan allows its participants to designate deemed investments for deferred amounts from certain options which include diversified choices, such as exchange traded funds and mutual funds. Portfolios with various risk profiles are available to participants with the approval of the Compensation Committee. The Company purchases and sells investments which track the deemed investment choices, so that it has available funds to meet its payment liabilities. Deferred amounts, adjusted for deemed investment performance, are paid at the time of a participant designated date or event, such as separation from service, death, or disability. The total amounts due to participants under these plans are included in other liabilities on the Company’s Consolidated Balance Sheets.
Employee Stock Ownership Plan ("ESOP")
Employee Stock Ownership Plan (“ESOP”)
ESOP shares are shown as a reduction of equity and are presented in the consolidated statements of shareholders’ equity as unallocated common stock held by ESOP. Compensation expense for the Company’s ESOP is recorded at an amount equal to the shares committed to be allocated by the ESOP multiplied by the average fair market value of the shares during the year. The Company recognizes compensation expense ratably over the year based upon the Company’s estimate of the number of shares committed to be allocated by the ESOP. When the shares are committed to be released, unallocated common stock held by ESOP is reduced by the cost of the ESOP shares released and the difference between the average fair market value and the cost of the shares committed to be allocated by the ESOP is recorded as an adjustment to additional paid-in capital. The Company’s ESOP is classified as an internally leveraged plan as defined by ASC 718, “Compensation-Stock Compensation.” Accordingly, the loan receivable from the ESOP is not reported as an asset nor is the Company’s guarantee to fund the ESOP reported as a liability on the Company’s consolidated balance sheet.

Share-Based Compensation
Share-Based Compensation
The Company measures share-based compensation on the grant date fair value on a straight-line basis over the vesting period during which an employee is required to provide services in exchange for the award; the requisite service period. The Company uses various pricing models to estimate the fair value of stock awards granted. The Company measures the fair value of the restricted stock using the closing market price of the Company’s common stock on the date of grant. The Company records compensation expense equal to the grant date fair value of the Company’s restricted stock with a corresponding increase in equity. Reductions in compensation expense associated with forfeited awards are accounted for as incurred. Upon vesting, the tax effect of the difference between the fair value of the award and the recorded expense is recognized as a component of income tax expense. Refer to Note 17, “Employee Benefits” for additional information regarding the Company’s shares-based compensation plan.

Variable Interest Entities ("VIE") and Voting Interest Entities ("VOE"), Rabbi Trust and Tax Credit Investment
Variable Interest Entities (“VIE”) and Voting Interest Entities (“VOE”)
The Company is involved in the normal course of business with various types of special purpose entities, some of which meet the definition for VIEs and VOEs.
VIEs are entities that possess any of the following characteristics: 1) the total equity investment at risk is insufficient to permit the legal entity to finance its activities without additional subordinated financial support from other parties; 2) as a group, the holders of the equity investment at risk lack any of the characteristics of a controlling financial interest; or 3) the equity investors’ voting rights are not proportional to the economics, and substantially all of the activities of the entity either involve or are conducted on behalf of an investor that has disproportionately few voting rights. The Company consolidates entities deemed to be VIEs when it, or a wholly-owned subsidiary, is determined to be the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and economics. An enterprise has a controlling financial interest in a VIE if it has both 1) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and 2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE.
VOEs are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company generally consolidates VOEs when it, or a wholly-owned subsidiary, holds the majority of the voting interest in the VOE.
Rabbi Trusts
The Company established rabbi trusts to meet its obligations under certain executive non-qualified retirement benefits and deferred compensation plans and to mitigate the expense volatility of the aforementioned retirement plans. The rabbi trusts are considered VIEs as the equity investment at risk is insufficient to permit the trust to finance its activities without additional subordinated financial support from the Company. The Company is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities of the rabbi trusts that significantly affect the rabbi trust’s economic performance and it has the obligation to absorb losses of the rabbi trusts that could potentially be significant to the rabbi trusts by virtue of its contingent call options on the rabbi trust’s assets in the event of the Company’s bankruptcy. As the primary beneficiary of these VIEs, the Company consolidates the rabbi trust investments. In general, the rabbi trust investments and any earnings received thereon are accumulated, reinvested and used exclusively for trust purposes. These rabbi trust investments consist primarily of cash and cash equivalents, U.S. government agency obligations, equity securities, mutual funds and other exchange-traded funds, and are recorded at fair value in the Company’s Consolidated Balance Sheets. Changes in fair value are recorded in noninterest income in the Consolidated Statements of Income. These rabbi trust assets are included within other assets in the Company’s Consolidated Balance Sheets.
Tax Credit Investment
Through a wholly-owned subsidiary, the Company was the sole member of a tax credit investment company through which it consolidated a community development entity (“CDE”) that was considered a VIE. The CDE was considered a VIE because as a group, the holders of the equity investment at risk lacked any of the characteristics of a controlling financial interest. The tax credit investment company was considered the primary beneficiary of the CDE as it had the power to direct the activities of a VIE that most significantly impact the VIEs economic performance and the obligation to absorb losses of and the right to receive benefits from the VIE that potentially could be significant to the VIE. As of December 31, 2022, the Company no longer had a legal interest in this tax credit investment company.

Bank Owned Life Insurance
Bank Owned Life Insurance
The Company holds bank-owned life insurance on the lives of certain participating executives, primarily as a result of mergers and acquisitions. The amount reported as an asset on the Consolidated Balance Sheets is the sum of the cash surrender values reported to the Company by the various insurance carriers. Certain policies are split-dollar life insurance policies whereby the Company recognizes a liability for the postretirement benefit related to the arrangement. This postretirement benefit is included in other liabilities on the Consolidated Balance Sheets.
Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled. A valuation allowance is established if it is considered more likely than not that all or a portion of the deferred tax assets will not be realized. Interest and penalties paid on the underpayment of income taxes are classified as income tax expense.
The Company periodically evaluates the potential uncertainty of its tax positions as to whether it is more likely than not its position would be upheld upon examination by the appropriate taxing authority. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Consolidated Financial Statements. The tax position is measured at the largest amount of benefit that management believes is greater than 50% likely of being realized upon settlement.
Low Income Housing Tax Credits and Other Tax Credit Investments
Low Income Housing Tax Credits and Other Tax Credit Investments
As part of its community reinvestment initiatives, the Company primarily invests in qualified affordable housing projects in addition to other tax credit investment projects. The Company receives low-income housing tax credits, investment tax credits, rehabilitation tax credits, solar tax credits and other tax credits as a result of its investments in these limited partnership investments.
The Company accounts for its investments in qualified affordable housing projects using the proportional amortization method and amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits allocated to the Company. The amortization of the excess of the carrying amount of the investment over its estimated residual value is included as a component of income tax expense. At investment inception, the Company records a liability for the committed amount of the investment; this liability is reduced as contributions are made.
The Company evaluates investments in tax credit investment companies for consolidation based on the variable or voting interest entity guidance, as appropriate. Other tax credit investment projects are accounted for using either the cost method or equity method.
Advertising Cost	Advertising Costs All advertising costs are expensed in the period in which they are incurred. Advertising costs were not significant for any periods presented.
Insurance Commissions
Insurance Commissions
As of and for the year ended December 31, 2022, the Company acted as an agent in offering property, casualty, and life and health insurance to both consumer and commercial customers through Eastern Insurance Group LLC. Insurance commissions consisted of the several types of insurance revenue related to insurance policy sales. The Company earned a fixed commission on the sale of these insurance products and services and occasionally earned a bonus commission if certain volume thresholds were met. The Company recognized insurance commission revenues as performance obligations of underlying agreements were satisfied, which was typically the effective date of the insurance policy. Additionally, for certain types of insurance products, the Company earned and recognized revenue related to the annual residual commissions commensurate with annual premiums being paid. The Company’s contracts typically contained a single, material distinct performance obligation, therefore the Company did not estimate standalone selling prices as the entire transaction price was allocated to the single performance obligation.
The Company also earned profit sharing revenue from insurers whom they place into business. Such revenues were considered performance bonuses based upon certain performance metrics. This amount could vary from period to period and was difficult to predict. Therefore, the Company did not recognize revenue until it had concluded that a significant revenue reversal would not occur in future periods.

Trust Operations
Trust Operations
The Bank is a full-service trust company that provides a wide range of trust services to customers that includes managing customer investments, safekeeping customer assets, supplying disbursement services, and providing other fiduciary services. Trust assets held in a fiduciary or agency capacity for customers are not included in the accompanying Consolidated Balance Sheets as they are not assets of the Company. The fees charged are variable based on various factors such as the Company’s responsibility, the type of account, and account size. Customers are also charged a base fee which is prorated over a twelve-month period. Fees for additional or special services are generally fixed in nature and are charged as services are rendered. Revenue from administrative and management activities associated with these assets is recognized as performance obligations of underlying agreements are satisfied.

Derivative Financial Instruments
Derivative Financial Instruments
Derivative instruments are carried at fair value in the Company’s Consolidated Financial Statements. The accounting for changes in the fair value of a derivative instrument is determined by whether it has been designated and qualifies as part of a hedging relationship, and further, by the type of hedging relationship. At the inception of a hedge, the Company documents certain items, including, but not limited to, the following: the relationship between hedging instruments and hedged items, the Company’s risk management objectives, hedging strategies, and the evaluation of hedge transaction effectiveness. Documentation includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions.
The Company’s derivative instruments that are designated and qualify for hedge accounting are classified as cash flow hedges (i.e., hedging the exposure to variability in expected future cash flows associated with a recognized asset or liability, or a forecasted transaction). As such, changes in the fair value of the designated hedging instrument that is included in the assessment of hedge effectiveness are recorded in other comprehensive income and reclassified into net income in the same period or periods during which the hedged forecasted transaction affects net income. Such reclassifications shall be presented in the same income statement line item as the net income effect of the hedged item. If the hedging instrument is not highly effective at achieving offsetting cash flows attributable to the revised contractually specified interest rate(s), hedge accounting will be discontinued. At that time, accumulated other comprehensive income would be frozen and amortized, as long as the forecasted transactions are still probable of occurring. If a cash flow hedge is terminated, hedge accounting treatment would be retained, and accumulated other comprehensive income would be frozen and amortized, as long as the forecasted transactions are still probable of occurring.
The Company’s derivative instruments not designated as hedging instruments are recorded at fair value and changes in fair value are recognized in other noninterest income. Derivative instruments not designated as hedging instruments include interest rate swaps, foreign exchange contracts offered to commercial customers to assist them in meeting their financing and investing objectives for their risk management purposes, and risk participation agreements entered into as financial guarantees of performance on customer-related interest rate swap derivatives. The interest rate and foreign exchange risks associated with customer interest rate swaps and foreign exchange contracts are mitigated by entering into similar derivatives having offsetting terms with correspondent bank counterparties.
All derivative financial instruments eligible for clearing are cleared through the Chicago Mercantile Exchange (“CME”). In accordance with its amended rulebook, CME legally characterizes variation margin payments made to and received from the CME as settlement of derivatives rather than as collateral against derivatives.
Fair Value Measurements
Fair Value Measurements
ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, able and willing to transact. ASC 820 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Prices or valuations that require unobservable inputs that reflect the Company’s own assumptions that are significant to the fair value measurement. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Leases
Leases
The Company leases certain office space and equipment under various non-cancelable operating leases, some of which have renewal options to extend lease terms. At lease inception, the Company evaluates the lease terms to determine if the lease should be classified as an operating lease or a finance lease and recognizes a right of use (“ROU”) asset and corresponding lease liability. The Company makes the decision on whether to renew an option to extend a lease by considering various factors. The Company will recognize an adjustment to its ROU asset and lease liability when lease agreements are amended and executed. The discount rate used in determining the present value of lease payments is based on the Company’s incremental borrowing rate for borrowings with terms similar to each lease at commencement date. The Company has lease agreements with lease and non-lease components, which are generally accounted for as a single lease component. The Company has elected the short-term lease recognition exemption for all leases that qualify.

Common Share Repurchases
Common Share Repurchases
Shares repurchased by the Company under the Company's share repurchase program have been classified as authorized but unissued shares. The cost of shares repurchased by the Company has been accounted for as a reduction to common stock and additional paid in capital balances. Massachusetts state law calls for repurchased shares to be classified as authorized but unissued shares. U.S. GAAP states that the accounting for share repurchases shall conform to state law where applicable.

Earnings Per Share
Earnings Per Share
Basic earnings per share represents income available to common shareholders divided by the weighted-average number of common shares outstanding during the period. Unallocated ESOP shares are not deemed outstanding for earnings per share calculations. ESOP shares committed to be released are considered to be outstanding for purposes of the earnings per share computation. ESOP shares that have not been legally released, but that relate to employee services rendered during an accounting period (interim or annual) ending before the related debt service payment is made, are considered committed to be released. Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock awards and are determined using the treasury stock method.

Segment Reporting	Segment ReportingAn operating segment is defined as a component of a business for which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and evaluate performance. The Company has determined that its CODM is its President and Chief Executive Officer. As of December 31, 2022, the Company had two reportable segments: its banking business, which consists of a full range of banking lending, savings, and small business offerings, and its wealth management and trust operations; and its insurance agency business, which consists of insurance-related activities.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Until December 31, 2021, the Company had qualified as an emerging growth company under the Jumpstart Our Business Act of 2012 (“JOBS Act”) and had elected to defer the adoption of new or revised accounting standards until the earlier of the nonpublic company effective dates and the date on which the Company ceased to qualify as an emerging growth company.
Relevant standards that were recently issued but not yet adopted as of December 31, 2022:
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). This update modifies how an acquiring entity measures contract assets and contract liabilities of an acquiree in a business combination in accordance with Topic 606. The amendments in this update require the acquiring entity in a business combination to account for revenue contracts as if they had originated the contract and assess how the acquiree accounted for the contract under Topic 606. ASU 2021-08 improves comparability of recognition and measurement of revenue contracts with customers both before and after a business combination. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023. The amendments in this update should be applied prospectively to business combinations occurring on or after the effective date of the amendments with early adoption permitted. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements.
In March 2022, the FASB issued ASU 2022-02, Financial Instruments–Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”). The amendments in this update eliminate the accounting guidance on troubled debt restructurings (“TDRs”) for creditors in ASC 310-40 and amends the guidance on vintage disclosures, referenced in ASC 326-20-50, to require disclosure of current-period gross write-offs by year of origination. This update supersedes the existing accounting guidance for TDRs in ASC 310-40 in its entirety and requires entities to evaluate all receivable modifications under existing accounting guidance in ASC 310-20 to determine whether a modification made to a borrower results in a new loan or a continuation of an existing loan. In addition to the elimination of TDR accounting guidance, entities that adopt this update will no longer consider renewals, modifications and extensions that result from reasonably expected TDRs in their calculation of the allowance for credit losses. Further, if an entity employs a discounted cash flow method to calculate the allowance for credit losses, it will be required to use a post-modification-derived effective interest rate as part of its calculation. The update also requires new disclosures for receivables for which there has been a modification in their contractual cash flows resulting from borrowers experiencing financial difficulties. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Entities may elect to apply the updated guidance on TDR recognition and measurement by using a modified retrospective transition method. The amendments on TDR disclosures and vintage disclosures should be adopted prospectively. On January 1, 2023, the Company adopted this standard using the modified retrospective method with respect to the updated guidance on TDR recognition and measurement and the prospective approach with regard to the TDR and vintage disclosures. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements.
In March 2023, the FASB issued ASU 2023-02, Investments–Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (“ASU 2023-02”). This update permits reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if the following conditions are met:

1.It is probable that the income tax credits allocable to the tax equity investor will be available.
2.The tax equity investor does not have the ability to exercise significant influence over the operating and financial policies of the underlying project.
3.Substantially all of the projected benefits are from income tax credits and other income tax benefits. Projected benefits include income tax credits, other income tax benefits, and other non-income-tax-related benefits. The projected benefits are determined on a discounted basis, using a discount rate that is consistent with the cash flow assumptions used by the tax equity investor in making its decision to invest in the project.
4.The tax equity investor’s projected yield based solely on the cash flows from the income tax credits and other income tax benefits is positive.
5.The tax equity investor is a limited liability investor in the limited liability entity for both legal and tax purposes, and the tax equity investor’s liability is limited to its capital investment.

Under existing accounting standards, the proportional amortization method is allowable only for equity investments in low-income-housing tax credit structures. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit). Updates made by ASU 2023-02 allow a reporting entity to make an accounting policy election to apply the proportional amortization method on a tax-credit-program-by-tax-credit-program basis. The Company had previously made an accounting policy election to account for its investments in low-income-housing tax credit investments using the proportional amortization method. This election was made upon the Company’s adoption of ASU 2014-01, Investments–Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects, which introduced the option to apply proportional amortization to low-income-housing tax credit investments. For public business entities, the amendments in ASU 2023-02 are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for all entities in an interim period. The Company expects the adoption of this standard will not have a material impact on its Consolidated Financial Statements.
In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements–Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). The amendments in this update modify the disclosure or presentation requirements for a variety of topics in the codification. Certain amendments represent clarifications to or technical corrections of the current requirements. The following is a summary of the topics included in the update and which pertain to the Company:
1.Statement of cash flows (Topic 230): Requires an accounting policy disclosure in annual periods of where cash flows associated with derivative instruments and their related gains and loses are presented in the statement of cash flows;
2.Accounting changes and error corrections (Topic 250): Requires that when there has been a change in the reporting entity, the entity disclose any material prior-period adjustment and the effect of the adjustment on retained earnings in interim financial statements;
3.Earnings per share (Topic 260): Requires disclosure of the methods used in the diluted earnings-per-share computation for each dilutive security and clarifies that certain disclosures should be made during interim periods, and amends illustrative guidance to illustrate disclosure of the methods used in the diluted earnings per share computation;
4.Commitments (Topic 440): Requires disclosure of assets mortgaged, pledged, or otherwise subject to lien and the obligations collateralized; and
5.Debt (Topic 470): Requires disclosure of amounts and terms of unused lines of credit and unfunded commitments and the weighted-average interest rate on outstanding short-term borrowings.
For public business entities, the amendments in ASU 2023-06 are effective on the date which the SEC’s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective. If by June 30, 2027, the SEC has not removed the applicable requirement from Regulation and S-X or Regulation S-K, the pending content of the related amendment will be removed from the codification and will not become effective for any entity. Early adoption is not permitted and the amendments are required to be applied on a prospective basis. The Company expects the adoption of this standard will not have a material impact on its Consolidated Financial Statements.
Relevant standards that were adopted during the year ended December 31, 2022:
In June 2016, the FASB issued ASU 2016-13, Financial Instruments–Credit Losses on Financial Instruments and relevant amendments (Topic 326) (“ASU 2016-13”). This update was created to replace the then-current GAAP method of calculating credit losses. Specifically, the standard replaced the previous incurred loss impairment guidance by requiring immediate recognition of expected credit losses. For financial assets carried at amortized cost that are held at the reporting date (including trade and other receivables, loans and commitments, held-to-maturity debt securities and other financial assets), credit losses are measured based on historical experience, current conditions and reasonable supportable forecasts. The standard also amends previous impairment guidance for available for sale securities, in which credit losses are recorded as an allowance versus a write-down of the amortized cost basis of the security. It also allows for a reversal of impairment loss when the credit of the issuer improves. The guidance requires a cumulative effect of the initial application to be recognized in retained earnings at the date of initial application.
In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments – Credit Losses (“ASU 2018-19”). The amendments in ASU 2018-19 were intended to clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. This update requires entities to include expected recoveries of the amortized cost basis previously written off or expected to be written off in the valuation account for purchased financial assets with credit deterioration. In addition, the amendments in this update clarify and improve various aspects of the guidance for ASU 2016-13.
On January 1, 2022, the Company adopted ASUs 2016-13, 2018-19 and 2019-11 (codified in ASC 326, “Financial Instruments-Credit Losses”), which replaced the incurred loss methodology (codified in ASC 450, “Contingencies,” ASC 310, “Receivables” and ASC 320, “Debt Securities”) with an expected loss methodology that is referred to as current expected credit losses methodology (“CECL methodology”). The Company adopted ASU 2016-13 using the modified retrospective method for all financial assets measured at amortized cost and off-balance sheet credit exposures by means of a cumulative-effect adjustment to the opening retained earnings balance on the Company’s consolidated balance sheet as of the Company’s date of adoption of January 1, 2022. Accordingly, results for reporting periods beginning after December 31, 2021 are presented under ASU 2016-13, while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a net decrease to retained earnings of $20.1 million, net of deferred taxes of $7.9 million, as of January 1, 2022, for the cumulative effect of adopting ASU 2016-13. The Company adopted ASU 2016-13 using the prospective transition approach for purchased credit-deteriorated (“PCD”) financial assets that were previously classified as purchased credit-impaired (“PCI”) financial assets and accounted for under ASC 310-30. In accordance with ASU 2016-13, the Company did not reassess whether its assets previously classified as PCI assets met the criteria of PCD assets as of the date of adoption. Rather, loans previously determined to be PCI loans are considered to be PCD loans as of January 1, 2022. On January 1, 2022, the amortized cost basis of the PCD assets was adjusted to reflect the addition of the allowance for loan losses on PCD loans. The remaining noncredit discount will be accreted into the Company’s interest income at the then-effective interest rate as of January 1, 2022. The amount of the adjustment for PCD assets was not material to the Company.
In March 2020, the FASB issued ASU 2020-4, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). This update addresses optional expedients and exceptions for applying GAAP to certain contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The new guidance applies only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships that exist as of December 31, 2022, for which an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. For public and nonpublic entities, the guidance is effective as of March 12, 2020 through December 31, 2022 and does not apply to contract modifications made after December 31, 2022. The Company performed a review its contracts and existing processes to assess the risks and potential impact of the transition away from LIBOR and noted no material impact to the Company’s Consolidated Financial Statements as of December 31, 2022.
In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). This update defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief of Topic 848. The adoption of this standard as of December 31, 2022 did not have a material impact on the Company's Consolidated Financial Statements.

Fair Value Measurement of Assets Assumed and Liabilities Assumed
Fair Value Measurement of Assets Assumed and Liabilities Assumed
The methods used to determine the fair value of the assets acquired and liabilities assumed in the Century acquisition were as follows:
Investment Securities
The estimated fair values of the available for sale debt securities and held-to-maturity debt securities, primarily comprised of U.S. Government agency mortgage-backed securities, U.S. government agencies, Small Business Administration (“SBA”) pooled securities, and municipal bonds carried on Century’s balance sheet, was confirmed using open market pricing provided by multiple independent securities brokers. Based upon management’s determination, a fair value adjustment of $(37.3) million, reflecting a net discount, was recorded on acquired securities and reflects the net unrealized loss position of such securities at the date of acquisition. Securities acquired that were classified on Century’s balance sheet as held-to-maturity were reclassified as available for sale upon acquisition, reflecting management’s intent with respect to such securities.
Loans
Loans acquired in the Century acquisition were recorded at fair value, and there was no carryover of the allowance for loan losses. The fair value of the loans acquired from Century was determined using market participant assumptions in estimating the amount and timing of both principal and interest cash flows expected to be collected, as adjusted for an estimate of future credit losses and prepayments, and then applying a market-based discount rate to those cash flows. Management retained a third-party valuation specialist to assist with the determination of future credit losses, prepayments and a market-based discount rate, the results of which were reviewed by management. A fair value adjustment of $(13.3) million, reflecting a net discount, was recorded on the loans acquired in this transaction and was due primarily to anticipated credit loss, as well as considerations for liquidity and market interest rates.